LONG-TERM BANK LOAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Less - current maturities	$ (646)		$ (498)
Long-Term Debt, Excluding Current Maturities	497		1,001
Bank Hapoalim One [Member]
Currency Of Repayment	U.S. $	[1]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.25%	[1],[2]
Long-Term Debt, Excluding Current Maturities	37	[1]	489	[1]
Bank Hapoalim Two [Member]
Currency Of Repayment	U.S. $	[3]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.70%	[3],[4]
Long-Term Debt, Excluding Current Maturities	460	[3]	460	[3]
Bank Otsar Ha-Hayal One [Member]
Currency Of Repayment	NIS	[5]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.50%	[5]
Long-Term Debt, Excluding Current Maturities	180	[5]	197	[5]
Bank Otsar Ha-Hayal Two [Member]
Currency Of Repayment	NIS	[6]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.50%	[6]
Long-Term Debt, Excluding Current Maturities	336	[6]	353	[6]
Bank Otsar Ha-Hayal Three [Member]
Currency Of Repayment	NIS	[7]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.50%	[7]
Long-Term Debt, Excluding Current Maturities	$ 130	[7]	$ 0	[7]

[1]	Payable monthly through January 1, 2013.
[2]	3 Months LIBOR
[3]	On December 18, 2011, the Bank agreed to convert an outstanding short term credit in an amount of $360 and a long-term loan balance in an amount of $100 to a long-term loan in a total amount of $460, payable in 11 monthly payments starting February 6, 2013. The interest is payable monthly starting January 6, 2012. There was no gain or loss from the conversion. The conversion was accounted for as a modification of debt under ASC 470-50-40-14.
[4]	1 Month LIBOR
[5]	On June 28, 2011 the Company received an approval from the State Guaranteed Medium Business Assistance Fund (the "Fund") for a loan in an amount of NIS 2,100,000, guaranteed by the Israeli government. The disbursement of the loan to the Company was contingent upon its securing an equity investment of at least NIS 500,000. The required equity investment may be effected in one of two manners: (i) a restricted shareholders' loan payable after five years, or (ii) an equity investment in which the investors receive Company shares. The Company elected the equity investment route. On July 7, 2011, following the receipt by the Company of NIS 170,000, or $50, via an equity investment by Jerusalem Technology Investments pursuant to a share purchase agreement dated June 30, 2011 (see Note 13(c)), thereby meeting, in part, the condition for disbursement of the loan, the Company received part of the total amount approved to it under the loan - NIS 750,000 - from the Fund's participating bank, Bank Otsar Ha-Hayal. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 18,080 each (which includes interest as well), beginning on August 6, 2012. Interest is payable on a monthly basis beginning on August 6, 2011.
[6]	The balance of the loan, or NIS 1,350,000, was disbursed to the Company on September 6, 2011. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 32,545 each (which includes the interest as well), beginning on September 8, 2012. Interest is payable on a monthly basis beginning on October 7, 2011. Since the Company did not receive the balance of NIS 330,000 in equity investments as of the date of the disbursement of the loan balance (September 6, 2011), as required under the loan terms set by the Fund, Bank Otsar Ha-Hayal instead restricted the Company's access to an amount of $140 in cash from the loan proceeds, as a means to secure the repayment of the loan. This $140 amount is classified as restricted cash in the Company's current assets.
[7]	On October 17, 2012 the Company received an approval from the Fund for an additional loan in an amount of NIS 1,000,000, guaranteed by the Israeli government, and on October 24, 2012 the Company received NIS 500,000 of the approved amount. The repayment of the loan is secured by a restriction on the Company's access to an amount of NIS 90,000 of the loan proceeds, and by a personal guarantee of Samuel HaCohen, the Company's Chairman of the Board of Directors (see note 17).